ACCOUNTS RECEIVABLE - Summary (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021		Dec. 31, 2020
ACCOUNTS RECEIVABLE [Abstract]
Accounts receivable	$ 3,242	$ 2,533
Unbilled receivables	784	809
Accounts receivable, gross	4,026	3,342		$ 1,291
Less allowance for doubtful accounts	(429)	(297)		(150)
Accounts receivable, net	$ 3,597	$ 3,045	[1]	$ 1,141

[1]	Derived from audited consolidated financial statements